OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Operating Expenses

(in thousands of $)	2023		2022	2021
Commissions	62,764	—	46,029	22,239
Bunkers	390,658	—	416,830	237,166
Other voyage related expenses	165,173	—	142,685	133,292
	618,595		605,544	392,697

(in thousands of $)	2023	2022	2021
Technical management expenses	62,207	66,238	56,007
Crew costs	99,809	96,283	96,915
Insurances	14,517	12,643	11,324
	176,533	175,164	164,246

(in thousands of $)	2023	2022	2021
Total compensation to employees and directors	29,894	22,442	13,325
Office and administrative expenses	15,573	12,105	10,544
Audit, legal and consultancy	8,061	12,827	2,555
	53,528	47,374	26,424

Disclosure of Compensation to Employees and Directors
Total compensation to employees and directors:

(in thousands of $)	2023	2022	2021
Directors fees	511	465	329
Wages and salaries	14,838	15,247	9,504
Stock option expense	11,247	4,700	153
Social security costs	2,001	1,130	1,751
Pension costs	1,040	772	1,401
Other staff related costs	257	128	187
	29,894	22,442	13,325